UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, May 14, 2010
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $105,417
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
287
3440
3440
0
0

3440
0
0
ABBOTT LABORATORIES
Common Stocks
002824100
984
18681
18681
0
0

18681
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
426
20745
20745
0
0

20745
0
0
AMBIENT CORP
Common Stocks
02318N102
1
10000
10000
0
0

10000
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
458
13389
13389
0
0

13389
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
2270
55029
55029
0
0

55029
0
0
APACHE CORP
Common Stocks
037411105
258
2544
2544
0
0

2544
0
0
AT&T INC
Common Stocks
00206R102
2286
88449
88449
0
0

88449
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
264
14800
14800
0
0

14800
0
0
BECTON DICKINSON & CO.
Common Stocks
075887109
1521
19318
19318
0
0

19318
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
2704
33276
33276
0
0

33276
0
0
BHP BILLITON LTD - ADR
Common Stocks
088606108
1388
17275
17275
0
0

17275
0
0
BOEING COMPANY
Common Stocks
097023105
1537
21166
21166
0
0

21166
0
0
CBS CORP NEW CL B
Common Stocks
124857202
943
67638
67638
0
0

67638
0
0
CHEVRON CORP
Common Stocks
166764100
1706
22503
22503
0
0

22503
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
1115
47940
47940
0
0

47940
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1861
71509
71509
0
0

71509
0
0
COCA-COLA CO
Common Stocks
191216100
3596
65378
65378
0
0

65378
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1491
29142
29142
0
0

29142
0
0
DANAHER CORP
Common Stocks
235851102
1884
23574
23574
0
0

23574
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
1447
21455
21455
0
0

21455
0
0
DOMINION RESOURCES INC
Common Stocks
25746U109
249
6050
6050
0
0

6050
0
0
ELI LILLY & CO
Common Stocks
532457108
1339
36962
36962
0
0

36962
0
0
EMERSON ELECTRIC CO
Common Stocks
291011104
817
16227
16227
0
0

16227
0
0
ERHC ENERGY INC
Common Stocks
26884J104
90
150000
150000
0
0

150000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1265
28874
28874
0
0

28874
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5347
79837
79837
0
0

79837
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
648
47805
47805
0
0

47805
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
3271
179736
179736
0
0

179736
0
0
GENERAL MILLS INC
Common Stocks
370334104
486
6870
6870
0
0

6870
0
0
GILEAD SCIENCES, INC.
Common Stocks
375558103
995
21892
21892
0
0

21892
0
0
HALLIBURTON CO
Common Stocks
406216101
1459
48429
48429
0
0

48429
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3614
67988
67988
0
0

67988
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2432
51355
51355
0
0

51355
0
0
INTEL CORP
Common Stocks
458140100
1703
76415
76415
0
0

76415
0
0
INTL BUSINESS MACHINES CORP
Common Stocks
459200101
351
2735
2735
0
0

2735
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3617
55482
55482
0
0

55482
0
0
JOHNSON CONTROLS INC
Common Stocks
478366107
1694
51347
51347
0
0

51347
0
0
JP MORGAN CHASE & CO
Common Stocks
46625H100
235
5244
5244
0
0

5244
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2422
38516
38516
0
0

38516
0
0
KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
176408
176408
0
0

176408
0
0
KRAFT FOODS
Common Stocks
50075N104
556
18397
18397
0
0

18397
0
0
MASCO CORP
Common Stocks
574599106
1055
67975
67975
0
0

67975
0
0
MEDTRONIC INC
Common Stocks
585055106
1830
40641
40641
0
0

40641
0
0
MERCK & CO INC
Common Stocks
589331107
1910
51149
51149
0
0

51149
0
0
MICROSOFT CORP
Common Stocks
594918104
2106
71925
71925
0
0

71925
0
0
NESTLES SA - ADR
Common Stocks
641069406
1056
20577
20577
0
0

20577
0
0
NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
692
66015
66015
0
0

66015
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
324
3830
3830
0
0

3830
0
0
PEPSICO INC
Common Stocks
713448108
4217
63744
63744
0
0

63744
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
4230
81094
81094
0
0

81094
0
0
PRAXAIR INC
Common Stocks
74005P104
2867
34540
34540
0
0

34540
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4784
75610
75610
0
0

75610
0
0
PROGRESS ENERGY INC
Common Stocks
743263105
209
5300
5300
0
0

5300
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
090624990
0
368484
368484
0
0

368484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1335
32862
32862
0
0

32862
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1197
20680
20680
0
0

20680
0
0
SOUTHERN COMPANY
Common Stocks
842587107
2173
65538
65538
0
0

65538
0
0
SPECTRA ENERGY
Common Stocks
847560109
1883
83556
83556
0
0

83556
0
0
STRYKER CORP
Common Stocks
863667101
252
4400
4400
0
0

4400
0
0
SYSCO CORP
Common Stocks
871829107
227
7700
7700
0
0

7700
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
2416
43955
43955
0
0

43955
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1311
53576
53576
0
0

53576
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1948
30244
30244
0
0

30244
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3684
50053
50053
0
0

50053
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
751
24217
24217
0
0

24217
0
0
WALGREEN CO
Common Stocks
931422109
1718
46308
46308
0
0

46308
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
225
46308
46308
0
0

46308
0
0